U. S. SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                     FORM 24F-2
                          Annual Notice of Securities Sold
                               Pursuant to Rule 24f-2

1.       Name and Address of issuer:
                      INVESCO Strategic Portfolios, Inc.
                      7800 E. Union Avenue
                      Denver, Colorado 80237

2. The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X
                  ---

3.       Investment Company Act File Number:       811-3826

         Securities Act File Number:              002-85905

4(a)     Last day of fiscal year for which this Form is filed:  October 31, 1997

4(b)     ____ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
              (See Instruction A.2)

4(c)     ____ Check box if this is the last time the issuer will be filing this
              Form.

5.       Calculation of registration fee:

         (i)      Aggregate sales price of securities sold during
                  the fiscal year pursuant to section 24(f)       $7,362,205,889
                                                                  --------------
         (ii)     Aggregate price of securities redeemed or
                  repurchased during the fiscal year              $6,846,885,403
                                                                  --------------
         (iii)    Aggregate price of securities redeemed or
                  repurchased during any prior fiscal year
                  ending no earlier than October 1, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission     $0
                                                                  --------------
         (iv)     Total available redemption credits
                  [add items 5(ii) and 5(iii)]                    $6,846,885,403
                                                                  --------------

         (v)      Net sales - if item 5(i) is greater than
                  item 5(iv) [subtract item 5(iv) from
                  item 5(i)]                                      $515,320,486
                                                                  --------------
         (vi)     Redemption credits available for use
                  in future years - if item 5(i) is less
                  than item 5(iv) [subtract item 5(iv)
                  from item 5(i)]                                 $0
                                                                  --------------
         (vii)    Multiplier for determining registration
                  fee (See Instruction C.9)                       .000295
                                                                  --------------
         (viii)   Registration fee due [multiply item 5(v)
                  by item 5(vii)] (enter "0" if no fee is due)    = $152,019.54
                                                                  --------------
6.       Prepaid Shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______________.

7.       Interest due - if this Form is being filed more than
         90 days after the end of the Issuer's fiscal year
         (see instruction D)                                       +$0
                                                                   -------------
8.       Total of the amount of the registration fee due plus
         any interest due [line 5(viii) plus line 7]               =$152,019.54
                                                                   -------------
9. Date of the registration fee and any interest payment was sent to the Commission's lockbox depository:

                  Method of Delivery:
                                     _X_   Wire Transfer                12/12/97
                                     ___   Mail or other means

                                                     SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

                                        INVESCO Strategic Portfolios, Inc.-
                                            Energy Portfolio
                                            Environmental Services Portfolio
                                            Financial Services Portfolio
                                            Gold Portfolio
                                            Health Sciences Portfolio
                                            Leisure Portfolio
                                            Technology Portfolio
                                            Utilities Portfolio


                                            By:/s/ Dan J. Hesser
                                               -----------------
                                                   Dan J. Hesser
                                                   President


                                            Date:  December 12, 1997